CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (Unaudited) - USD ($) $ in Thousands	Total	Common Stock	Additional paid in capital (Deficit)	Retained Deficit	Revision of Prior Period, Change in Accounting Principle, Adjustment [Member]	Revision of Prior Period, Change in Accounting Principle, Adjustment [Member] Retained Deficit
Beginning Balance at Sep. 30, 2017	$ (908,001)	$ 157	$ (283,763)	$ (624,395)
Beginning Balance, Shares at Sep. 30, 2017		156,500,000
Equity-based compensation	1,785		1,785
Recovery of deemed distributions	141			141
Net income (loss)	17,126			17,126
Ending Balance at Sep. 29, 2018	(888,949)	$ 157	(281,978)	(607,128)
Ending Balance, Shares at Sep. 29, 2018		156,500,000
Equity-based compensation	2,130		2,130
Payment of dividend	(1,240)			(1,240)
Net income (loss)	702			702
Ending Balance at Sep. 28, 2019	(887,357)	$ 157	(279,848)	(607,666)
Ending Balance, Shares at Sep. 28, 2019		156,500,000
Equity-based compensation	597		597
Impact of adoption of new accounting pronouncements					$ 12	$ 12
Net income (loss)	(26,187)			(26,187)
Ending Balance at Dec. 28, 2019	(912,935)	$ 157	(279,251)	(633,841)
Ending Balance, Shares at Dec. 28, 2019		156,500,000
Beginning Balance at Sep. 28, 2019	(887,357)	$ 157	(279,848)	(607,666)
Beginning Balance, Shares at Sep. 28, 2019		156,500,000
Equity-based compensation	1,785		1,785
Impact of adoption of new accounting pronouncements					$ 12	$ 12
Net income (loss)	58,561			58,561
Ending Balance at Oct. 03, 2020	(826,999)	$ 157	(278,063)	(549,093)
Ending Balance, Shares at Oct. 03, 2020		156,500,000
Equity-based compensation	12,160		12,160
Issuance of shares under stock incentive plans		118,446
Issuance of common stock upon initial public offering, net of offering costs	458,686	$ 30	458,656
Issuance of common stock upon initial public offering, net of offering costs, Shares		30,000,000
Net income (loss)	(30,257)			(30,257)
Ending Balance at Jan. 02, 2021	$ (386,410)	$ 187	$ 192,753	$ (579,350)
Ending Balance, Shares at Jan. 02, 2021		186,618,446